Significant Accounting Policies - Schedule of Currency Exchange Rates Impact (Details)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Thai Baht [Member]
Schedule of Currency Exchange Rates Impact [Line Items]
Year End Rate	0.0301		0.0317
Average Rate	0.031	0.0299
Hong Kong Dollar [Member]
Schedule of Currency Exchange Rates Impact [Line Items]
Year End Rate	0.1275		0.1285
Average Rate	0.1277	0.1282
Chinese Renminbi [Member]
Schedule of Currency Exchange Rates Impact [Line Items]
Year End Rate	0.1473		0.1429
Average Rate	0.146	0.1382